Goodwill and Intangible Assets, net - Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Balance at December 31, 2018	$ 59,683	$ 12,947
Changes in goodwill:
Additions	5,429	53,517	$ 12,947
Adjustments	0	(6,781)	0
Balance at March 31, 2019	65,112	59,683	12,947
Operating Segments | Premier
Goodwill [Roll Forward]
Balance at December 31, 2018	53,517	0
Changes in goodwill:
Additions	0	53,517	0
Adjustments	0	0	0
Balance at March 31, 2019	53,517	53,517	0
Operating Segments | J&S
Goodwill [Roll Forward]
Balance at December 31, 2018	5,384	12,165
Changes in goodwill:
Additions	5,429	0	12,165
Adjustments	0	(6,781)	0
Balance at March 31, 2019	10,813	5,384	12,165
Corporate and Other
Goodwill [Roll Forward]
Balance at December 31, 2018	782	782
Changes in goodwill:
Additions	0	0	782
Adjustments	0	0	0
Balance at March 31, 2019	$ 782	$ 782	$ 782